Borrowings (Detail Textuals) ¥ in Thousands, $ in Thousands											3 Months Ended	12 Months Ended
	Dec. 24, 2018 CNY (¥)	Dec. 20, 2018 CNY (¥)	Nov. 30, 2018 CNY (¥)	Aug. 17, 2018 CNY (¥)	May 14, 2018 CNY (¥)	Apr. 16, 2018 CNY (¥)	Feb. 02, 2018 CNY (¥)	Sep. 28, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	May 17, 2017 CNY (¥)	Sep. 29, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	May 16, 2018 CNY (¥)	May 18, 2017 CNY (¥)	Sep. 07, 2016 CNY (¥)
Debt Instrument [Line Items]
Long-term borrowings												¥ 1,168,012	¥ 642,401	$ 169,880
Short-term borrowings												1,870,000	28,787	$ 271,980
Loan subscribed												401,420	¥ 187,500
Aggregate Collateralized By Bank Deposit												¥ 1,375,000
Maximum
Debt Instrument [Line Items]
Interest rate												5.22%	4.87%	5.22%
Minimum
Debt Instrument [Line Items]
Interest rate												4.35%	4.57%	4.35%
Joint investment agreement | Nanjing Xingzhi Technology Industry Development Co., Ltd
Debt Instrument [Line Items]
Long-term borrowings															¥ 41,773		¥ 37,500
Joint investment agreement | Wuhan Donghu New Technology Development Zone Management Committee ("Wuhan Donghu") | Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Debt Instrument [Line Items]
Loan subscribed																¥ 384,000
Rate of subscribed capital																49.00%
Injection of cash debt						¥ 234,000			¥ 50,000		¥ 100,000
Accrued interest												¥ 17,420	¥ 0
Secured loan agreement | Bank of Nanjing
Debt Instrument [Line Items]
Aggregate principal amount of notes										¥ 685,000		¥ 674,279	¥ 454,901
Interest rate												5.80%	4.75%	5.80%
Maturity date										May 17, 2022
Loan agreement | China Merchants Bank
Debt Instrument [Line Items]
Aggregate principal amount of notes								¥ 200,000				¥ 99,500
Maturity date								Sep. 27, 2019
Maturity period								2 years
Loan agreement | China Merchants Bank | Maximum
Debt Instrument [Line Items]
Interest rate												18.00%		18.00%
Loan agreement | China Merchants Bank | Minimum
Debt Instrument [Line Items]
Interest rate												10.00%		10.00%
Loan agreement | China CITIC Bank
Debt Instrument [Line Items]
Aggregate principal amount of notes							¥ 50,000					¥ 49,750
Interest rate												10.00%		10.00%
Maturity date							Feb. 01, 2021
Maturity period												3 years
Loan agreement | Bank of Shanghai
Debt Instrument [Line Items]
Aggregate principal amount of notes					¥ 1,500,000							¥ 27,000
Interest rate												20.00%		20.00%
Maturity date					Dec. 15, 2025
Maturity period												7 years 7 months
Loan agreement | China CITIC Bank
Debt Instrument [Line Items]
Aggregate principal amount of notes				¥ 50,000								¥ 50,000
Interest rate												26.00%		26.00%
Maturity date				Mar. 07, 2021
Maturity period												2 years 7 months
Loan agreement | Bank of Shanghai
Debt Instrument [Line Items]
Aggregate principal amount of notes	¥ 40,000	¥ 19,800	¥ 5,200									¥ 5,115
Interest rate												30.00%		30.00%
Maturity date	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2021
Maturity period												2 years 11 months